Cover	Oct. 30, 2026
Cover [Abstract]
Document Period End Date	Oct. 30, 2026
Document Type	8-K
Registrant Name	COLGATE-PALMOLIVE COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-644
Entity Tax Identification Number	13-1815595
Entity Address, Address Line One	300 Park Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	310-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Class of Stock [Line Items]
Entity Emerging Growth Company	false
Pre-commencement Tender Offer	false
Central Index Key	0000021665
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, $1.00 par value
Class of Stock [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	CL
Security Exchange Name	NYSE
Trading Symbol	CL
Security Exchange Name	NYSE
0.300% Notes Due 2029
Cover [Abstract]
Title of 12(b) Security	0.300% Notes due 2029
Class of Stock [Line Items]
Title of 12(b) Security	0.300% Notes due 2029
Trading Symbol	CL29
Security Exchange Name	NYSE
Trading Symbol	CL29
Security Exchange Name	NYSE
1.375% Notes Due 2034
Cover [Abstract]
Title of 12(b) Security	1.375% Notes due 2034
Class of Stock [Line Items]
Title of 12(b) Security	1.375% Notes due 2034
Trading Symbol	CL34
Security Exchange Name	NYSE
Trading Symbol	CL34
Security Exchange Name	NYSE
3.250% Notes due 2035
Cover [Abstract]
Title of 12(b) Security	3.250% Notes due 2035
Class of Stock [Line Items]
Title of 12(b) Security	3.250% Notes due 2035
Trading Symbol	CL35
Security Exchange Name	NYSE
Trading Symbol	CL35
Security Exchange Name	NYSE
0.875% Notes due 2039
Cover [Abstract]
Title of 12(b) Security	0.875% Notes due 2039
Class of Stock [Line Items]
Title of 12(b) Security	0.875% Notes due 2039
Trading Symbol	CL39
Security Exchange Name	NYSE
Trading Symbol	CL39
Security Exchange Name	NYSE